Dividends	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Dividends
15. Dividends
Symetra Life is restricted by state regulations as to the aggregate amount of dividends it may pay to the Parent in any consecutive 12-month period without regulatory approval. The aggregate amount of dividends for the current year is determined based on the prior year’s statutory results. Under state law, Symetra Life may pay dividends only from the earned surplus arising from its business and must receive prior approval of the Insurance Commissioner of the State of Iowa ("the Commissioner") if such distributions would exceed certain statutory limitations. Iowa law gives the Commissioner discretion to disapprove requests for distributions in excess of these limits.
For the year ended December 31, 2018, dividends to the Parent from Symetra Life were limited to $221.9 without Commissioner approval, and total dividends declared were $50.0. For the year ended December 31, 2019, dividends are restricted to $212.7 without prior Commissioner approval.